Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions
15. Related Party Transactions
The Company’s Chief Executive Officer and member of the Company’s Board of Directors, as well as the Company’s Chief Technology Officer, entered into a Second Amended and Restated Right of First Refusal and
Co-Sale
Agreement on August 31, 2020. This agreement provides for customary rights of first refusal and co-sale
related to certain sales of Zapata capital stock. This agreement will terminate upon the Closing of the Merger.
A member of the Board of Directors of the Company at December 31, 2023 also provides consulting services to the Company. For the years ended December 31, 2023 and 2022, the Company remitted fees of $62 and $62 to the member of its Board of Directors for these services. Additionally, a former member of the Company’s Board of Directors that left the Board of Directors in January 2023 also provided consulting services to the Company. The amount of fees that the Company remitted to the former member of its Board of Directors for the services rendered during the years ended December 31, 2023 and 2022 was immaterial. There was zero due from related parties as of December 31, 2023 and 2022 and an immaterial amount and zero of payables due to related parties as of December 31, 2023 and 2022, respectively.
On June 13, 2023, the Company issued two Senior Notes with respective principal amounts of $500 to each of two greater than 5% stockholders of the Company. On June 28, 2023, the Company approved the appointment of a new member of its Board of Directors. The Company issued a Senior Note with a principal amount of $500 to this member on July 2, 2023. In December 2023, all outstanding Senior Notes were canceled and reissued as Senior Secured Notes (see Note 6).
Entrance into Business Combination Agreement
On September 6, 2023, the Company entered into a business combination agreement with Andretti Acquisition Corp., a Cayman Islands exempted company incorporated with limited liability (“AAC”) and Tigre Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of AAC (“Merger Sub”) to effectuate a business combination between AAC and the Company. Pursuant to the proposed terms in the business combination agreement, immediately prior to the Closing of the Merger, AAC will change its jurisdiction of incorporation by migrating out of the Cayman Islands and domesticating as a Delaware corporation, changing its name to Zapata Computing Holdings Inc. At the effective time of the business combination, Merger Sub will merge with and into the Company, with the Company surviving as a wholly owned subsidiary of AAC. The parent company following completion of the business combination is referred to as the “Surviving Company”.
Subject to the terms of the business combination agreement, the existing shareholders of the Company will receive new shares of the combined company (the “New Company Common Stock”) and AAC holders of common stock will exchange their securities of AAC for shares of New Company Common Stock in the Domestication (as defined below). At the effective time of the Merger, the existing stockholders of the Company will be entitled to receive shares of New Company Common Stock and all holders of options to purchase shares of Zapata common stock will be entitled to receive options to purchase New Company Common Stock on the same terms and conditions as were applicable to such Zapata option holders immediately prior to the effective time. The aggregate value of the consideration that holders of Zapata securities collectively shall be entitled to receive in the Merger shall not exceed $200,000, with each share of New Company Common Stock valued at $10.00 per share. In addition, the holders of the Senior Secured Notes may elect to exchange their notes for shares of New Company Common Stock in accordance with their terms.
One of AAC’s affiliates, Andretti Global, has preexisting contractual relationships with the Company. In February 2022, Andretti Global entered into i) an enterprise solution subscription agreement and ii) a sponsorship agreement with the Company (see Note 13), both of which expire on December 31, 2024. For the years ended December 31, 2023 and 2022, the Company recorded $1,733 and $1,534, respectively, in revenue related to the enterprise solution subscription agreement. Andretti Global also entered into a managed service agreement with the Company in October 2022. For the years ended December 31, 2023 and 2022, the Company recorded $245 and zero, respectively, in revenue related to the enterprise managed service agreement. For the years ended December 31, 2023 and 2022, the Company recorded $2,783 and $2,435, respectively, in sales and marketing expense related to the sponsorship agreement. The Company recognizes expense for the agreement over the period of service and will recognize $2,783 for year ending December 31, 2024. The remaining committed future payments under the sponsorship agreement at December 31, 2023 include $1,500 in accounts payable at December 31, 2023 and payments of $3,000 due from January to July 2024. The Company considered that these agreements were executed prior to the business combination agreement and were not executed in contemplation of the business combination. Accordingly, Andretti Global is not considered a related party prior to the consummation of the Merger with AAC.

ANDRETTI ACQUISITION CORP. [Member]
Related Party Transactions
NOTE 5 — RELATED PARTY TRANSACTIONS
Founder Shares
On January 28, 2021, the Sponsor paid $25,000 to cover certain offering and formation costs of the Company in consideration for 7,187,500 Class B Ordinary Shares (the “Founder Shares”). On March 2, 2021, the Sponsor transferred 30,000 Founder Shares to Cassandra S. Lee for the consideration of $104.35 (approximately $0.003 per share) and 25,000 Founder Shares to each of Zakary C. Brown, James W. Keyes, Gerald D. Putnam and John J. Romanelli, in each case for the consideration of $86.96 (approximately $0.003 per Founder Share), resulting in the Sponsor holding 7,057,500 Founder Shares. On November 17, 2021, the Sponsor surrendered an aggregate of 1,437,500 Founder Shares for no consideration, thereby reducing the aggregate number of Founder Shares held by the Sponsor to 5,620,000 Founder Shares. Immediately prior to the Initial Public Offering, the Sponsor forfeited
1,430,923
Founder Shares in connection with the issuance of Founder Shares to the Sponsor
Co-Investor.
The Company entered into agreements with the Sponsor
Co-Investor,
pursuant to which such Sponsor
Co-Investor
purchased (i) an aggregate of approximately 25% of the issued and outstanding, or 1,430,923 Founder Shares, and (ii) an aggregate of 3,450,000 Private Placement Warrants from the Sponsor immediately prior to the closing of the Initial Public Offering. The Sponsor
Co-Investor
entered into an agreement to vote all of the Founder Shares it owns in favor of an initial Business Combination and will also agree not to redeem any Founder Shares it owns in connection with the completion of the initial Business Combination. The Sponsor
Co-Investor
was not granted any material additional shareholder or other rights, other than the Founder Shares.
Subject to the Sponsor
Co-Investor
purchasing 100% of the Founder Shares allocated to it, in connection with the closing of the Initial Public Offering, the Sponsor sold an aggregate of
1,430,923
Founder Shares to the Sponsor
Co-Investor
at their original purchase price of $.0043 per share. The Company estimated the aggregate fair value of the Founder Shares attributable to the Sponsor
Co-Investor
to be $10,402,810, or $7.27 per share. The excess of the fair value of the Founder Shares was determined to be a contribution to the Company from the founders in accordance with Staff Accounting Bulletin (SAB) Topic 5T and an offering cost in accordance with SAB Topic 5A. Accordingly, the offering costs were recorded against additional paid in capital in accordance with the accounting of other offering costs.
The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier of (A)
one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the closing price of the Class A Ordinary Shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions,
share dividends, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within any30-tradingday period commencing at least 150 days after a Business Combination, or (y) the date on which the
Company
completes a liquidation, merger, share exchange or other similar transaction that results in all of the Public Shareholders having the right to exchange their Class A Ordinary Shares for cash, securities or other property.
On July 6, 2023, the Company and Sponsor, entered into
non-redemption
agreements (the
“Non-Redemption
Agreements”) with unaffiliated third parties (the “Investors”). Pursuant to the
Non-Redemption
Agreements, the Investors agreed not to redeem an aggregate of 3.5 million Class A ordinary shares of the Company (the
“Non-Redeemed
Shares”) in connection with the Extraordinary General Meeting held. In exchange for the foregoing commitments not to redeem such shares, the Sponsor has agreed to transfer to the Investors an aggregate of 875,000 Class B ordinary shares of the Company held by the Sponsor immediately following consummation of an initial business combination if the Investors continue to hold such
Non-Redeemed
Shares through the Extraordinary General Meeting. The transfer of these shares are contingent upon the business combination, as such no expense has been recorded as of December 31, 2023.
Administrative Support Agreement
The Company entered into an agreement commencing on January 12, 2022 through the earlier of the Company’s consummation of a Business Combination and its liquidation, to pay an affiliate of the Sponsor a total of $15,000 per month for office space and administrative and support services. For the year ended December 31, 2023, the Company incurred $180,000 in fees for these services, of which $30,000 are recorded as accrued expenses in the balance sheet. For the year ended December 31, 2022, the Company incurred and paid $173,710 in fees for these services.
Promissory Note — Related Party
On January 28, 2021, the Company issued an unsecured promissory note (the “Promissory Note”) to the Sponsor, pursuant to which the Company may borrow up to an aggregate principal amount of $300,000. On December 17, 2021, the Company and the Sponsor agreed to amend the Promissory Note to increase the aggregate principal amount of the Promissory Note to $400,000 and to change the date by which the Promissory Note was payable. The Promissory Note, as amended, was non-interest
bearing and payable on the earlier of December 31, 2022 and the completion of the Initial Public Offering. The total outstanding loan of $240,629 was repaid at the time of the Initial Public Offering, on January 18, 2022. Borrowings under the Promissory Note are no longer available.
Convertible Promissory Notes – Related Party
In order to finance transaction costs in connection with a Business Combination, the Company issued unsecured promissory notes (collectively, the “Notes”) to the Sponsor on January 25, 2023, Michael M. Andretti, William J. Sandbrook, and William M. Brown all on March 29, 2023 (collectively, the “Payees”), in the amounts of up to $375,000, $500,000, $500,000, and $100,000, respectively. The proceeds of the Notes, which may be drawn down from time to time until the Company consummates the initial Business Combination, will be used for general working capital purposes. The Notes bear interest of 4.50% per annum and are payable in full upon the earlier to occur of (i) the date on which the Company consummates an initial business combination or (ii) the liquidation date of the Company in accordance with its amended and restated memorandum and articles of association. A failure to pay the principal and accrued interest within five business days of the date specified above or the commencement of a voluntary or involuntary bankruptcy action shall be deemed an event of default, in which case the Notes may be accelerated. At the election of the Payees, up to $1,500,000 of the principal amounts of the Notes may be converted into private placement warrants of the Company, with such terms as are described in the prospectus included in the registration statement on Form S-1 (Reg.
No. 333-254627)
filed by the Company with the Securities and Exchange Commission and declared effective on January 12, 2022, at a price of $1.00 per warrant. The terms of the Conversion Warrants would be identical to the warrants issued by the Company to the Sponsor in a private placement that was consummated in connection with the Initial Public Offering. The Payees shall be entitled to certain registration rights relating to the Conversion Warrants. The issuance of the Notes was made pursuant to the exemption from registration contained in Section 4(a)(2) of the Securities Act of 1933, as amended. If the Company completes a Business Combination, the Company will repay the Notes out of the proceeds of the Trust Account released to the Company. Otherwise, the Notes will be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Notes, but no proceeds held in the Trust Account will be used to repay the Notes. On May 17, 2023, the notes were amended and restated to increase the total borrowing amounts to $800,000 for Michael M. Andretti, $800,000 for William J. Sandbrook, and $160,000 for William M. Brown. On May 23, 2023, the notes were amended and restated to increase the total borrowing amounts to $1,400,000 for Michael M. Andretti, $1,400,000 for William J. Sandbrook, and $280,000 for William M. Brown. The notes are payable upon the earlier of the liquidation of the Company or the consummation of initial business combination.
At December 31, 2023, there was $2,673,952 of cumulative cash advanced under the Notes. The Notes were accounted for at fair value in accordance with ASC 820. The initial advances on the Notes totaling $2,673,952, consisting of draws of $175,000 at January 26, 2023, $725,555 at March 29, 2023, $225,001 at April 27, 2023, $234,869 at May 19, 2023, $713,527 at June 2, 2023 and $300,000 at August 31, 2023 were valued at $119,391 as of January 26, 2023, $492,943 as of March 29, 2023, $153,288 at April 27, 2023, $160,231 at May 19, 2023, $484,828 at June 2, 2023, $204,457 at August 31, 2023 and $300,000 on November 1, 2023 whereas the collective difference of $823,091 was recorded as a credit to shareholders’ deficit. The change in the fair value
of the note recorded in the consolidated statements of operations for the year ended December 31, 2023, was $599,222, resulting in a fair value of the Notes of $2,450,083 (see Note 8).